Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	SBCP
Entity Registrant Name	SUNSHINE BANCORP, INC.
Entity Central Index Key	0001599891
Entity Filer Category	Smaller Reporting Company